Retirement Plan	12 Months Ended
Dec. 31, 2011
Retirement Plan [Abstract]
Retirement Plan

(9)           Retirement Plan

We sponsor a 401(k) plan (the “Plan”) for the benefit of employees who are at least 21 years of age. Our management determines, at its discretion, the annual and matching contribution. We elected not to contribute to the Plan for the years ended December 31, 2011 and 2010.